Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS.
Cash and Cash Equivalents

8.    CASH AND CASH EQUIVALENTS.

a)	The detail of cash and cash equivalents as of December 31, 2019 and 2018, is as follows:

	As of December 31,
	2019	2018
Cash and Cash Equivalents	ThCh$	ThCh$
Cash balances	31,416	44,326
Bank balances	24,960,269	98,395,997
Time deposits	14,600,772	5,782,252
Other fixed-income instruments	196,092,043	140,949,349
Total	235,684,500	245,171,924

Time deposits have a maturity of three months or less from their date of acquisition and accrue the market interest for this type of short-term investment. Other fixed-income instruments, are mainly comprised of repurchase agreements maturing in 90 days or less from the date of investment. There are no restrictions for significants amounts of cash availability.

b)	The detail of cash and cash equivalents by currency is as follows:

	As of December 31,
	2019	2018
Currency	ThCh$	ThCh$
Chilean peso	209,818,277	222,434,412
Argentine peso	7,096,519	6,057,793
Euros	654,319	103,847
U.S. dollar	18,115,385	16,575,872
Total	235,684,500	245,171,924

c)	The following tables sets forth cash and cash equivalents that have been received from the sale of shares of associates during the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017 (*)
Loss of control at Associates	ThCh$	ThCh$	ThCh$
Amounts received for the sale of Associates (*)	—	—	115,582,806
Total	—	—	115,582,806

(*)  See Note 5.

d)	Reconciliation of liabilities arising from financing activities:

		Financing Cash Flows				Non-Cash Changes
Liabilities arising from financing activities	Balance as of 1-1-2019 (1)	From	Used	Interest paid	Total	Acquisition of subsidiaries	Changes in fair value	Foreign exchange differences	Financial costs (2)	New leases	Other changes	Balance as of 12-31-2019 (1)
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (Note 21.1)	512,547,718	—	(284,022,562)	(16,242,086)	(300,264,648)	—	—	24,797,525	15,926,293	—	(4,462,601)	248,544,287
Unsecured obligations (Note 21.2)	1,505,282,083	—	(31,300,902)	(80,892,559)	(112,193,461)	—	—	99,245,420	85,089,982	—	(134,121)	1,577,289,903
Leases (Note 21.4)	14,476,450	—	(4,498,202)	(641,609)	(5,139,811)	—	—	4,437,227	1,815,169	37,818,654	—	53,407,689
Financial derivatives for hedging (Note 9 and 23)	40,611,925	1,791,715	(33,584,639)	(5,805,822)	(37,598,746)	—	46,396,434	(32,145,989)	398,636	—	(1,418,539)	16,243,721
Loans to related parties (Note 12.1.b)	447,317,781	283,831,505	—	(30,847,678)	252,983,827	—	—	52,606,156	31,328,749	—	(2,360,689)	781,875,824
Other obligations	—	—	(1,744,199)	—	(1,744,199)	—	—	—	1,744,199	—	—	—
Total	2,520,235,957	285,623,220	(355,150,504)	(134,429,754)	(203,957,038)	—	46,396,434	148,940,339	136,303,028	37,818,654	(8,375,950)	2,677,361,424

		Financing Cash Flows				Non-Cash Changes
Liabilities arising from financing activities	Balance as of 1-1-2018 (1)	From	Used	Interest paid	Total	Acquisition of subsidiaries	Changes in fair value	Foreign exchange differences	Financial costs (2)	New leases	Other changes	Balance as of 12-31-2018 (1)
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (Note 21.1)	122	940,414,450	(812,568,125)	(22,902,945)	104,943,380	322,301,558	—	51,622,432	27,929,781	—	5,750,445	512,547,718
Unsecured obligations (Note 21.2)	763,579,584	625,368,154	(5,654,112)	(59,362,432)	560,351,610	—	—	128,056,234	64,400,703	—	(11,106,048)	1,505,282,083
Finance leases (Note 21.4)	14,608,914	—	(1,889,685)	(739,070)	(2,628,755)	—	—	1,757,221	739,070	—	—	14,476,450
Other liabilities (Note 18.1)	—	—	(1,303,692)		(1,303,692)		—	52,972		—	1,250,720	—
Financial derivatives for hedging (Note 9 and 23)	(29,478,642)	—	—	(3,496,889)	(3,496,889)	(5,495,214)	48,389,489	32,202,403	3,569,025	—	(5,078,247)	40,611,925
Loans to related parties (Note 12.1.b)	—	—	—	(30,039,555)	(30,039,555)	398,462,271	—	51,063,262	29,906,460	—	(2,074,657)	447,317,781
Other obligations	—	—	(23,307,842)	—	(23,307,842)	—	—	—	23,307,842	—	—	—
Total	748,709,978	1,565,782,604	(844,723,456)	(116,540,891)	604,518,257	715,268,615	48,389,489	264,754,524	149,852,881	—	(11,257,787)	2,520,235,957

		Financing Cash Flows				Non-Cash Changes
Liabilities arising from financing activities	Balance as of 1-1-2017	From	Used	Interest paid	Total	Acquisition of subsidiaries	Changes in fair value	Foreign exchange differences	Financial costs (2)	New leases	Other changes	Balance as of 12-31-2017
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (Note 21.1)	4,274	—	(4,156)	(12,581)	(16,737)	—	—	—	12,585	—	—	122
Unsecured obligations (Note 21.2)	802,306,160	—	(5,530,327)	(43,514,578)	(49,044,905)	—	—	(33,226,098)	43,544,427	—	—	763,579,584
Finance leases (Note 21.4)	17,749,647	—	(2,592,236)	—	(2,592,236)	—	—	(1,359,668)	811,171	—	—	14,608,914
Financial derivatives for hedging (Note 9 and 23)	23,640,892	—	(3,543,399)	—	(3,543,399)	—	(25,059,561)	(23,488,917)	3,473,938	—	(4,501,595)	(29,478,642)
Loans to related parties (Note 12.1.b)	—	150,000,000	(150,000,000)	(289,800)	(289,800)	—	—	—	289,800	—	—	—
Other obligations	—	—	(1,305,389)	—	(1,305,389)	—	—	—	1,305,389	—	—	—
Total	843,700,973	150,000,000	(162,975,507)	(43,816,959)	(56,792,466)	—	(25,059,561)	(58,074,683)	49,437,310	—	(4,501,595)	748,709,978

(1)	Balance corresponds to current and non-current portion.
(2)	Other changes include interest accruals